UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended December 31,2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                                             d/b/a Mad River Investors
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager

Name:    Stephen C Carluccio
Title:   Chief Compliance Officer
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Stephen C Carluccio		Boston, MA		February 14, 2012
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

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FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	40
Form 13F Information Tabel value Total	76,589,000

List of Other Included Managers:

NONE

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FORM 13F INFORMATIONAL TABLE


                                    TITLE OF                VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                     CLASS      CUSIP      X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
AIR LEASE CORP                         COM    00912X302     1094      46150                 SOLE                          46150
ARCHER DANIELS MIDLAND CO              COM    039483102     1542      53900                 SOLE                          53900
AUTONATION INC                         COM    05329W102     4598     124700                 SOLE                          124700
AUTOZONE INC                           COM    053332102     3815      11740                 SOLE                          11740
BERKSHIRE HATHAWAY INC                 COM    084670702     4370      57275                 SOLE                          57275
BROOKFIELD ASSET MGMT INC              COM    112585104     2246      81734                 SOLE                          81734
BROOKFIELD RESIDENTIAL PPTYS           COM    11283W104     957      122550                 SOLE                          122550
CBOE HLDGS INC                         COM    12503M108     3573     138150                 SOLE                          138150
CONTINENTAL RESOURCES INC              COM    212015101     2293      34375                 SOLE                          34375
DISH NETWORK CORP                      COM    25470M109     1261      44275                 SOLE                          44275
DREAMWORKS ANIMATION SKG INC           COM    26153C103     1835     110550                 SOLE                          110550
FOREST CITY ENTERPRISES INC            COM    345550107     1182      99975                 SOLE                          99975
FRANCO NEVADA CORP                     COM    351858105     4209     110514                 SOLE                          110514
GENERAL GROWTH PPTYS INC               COM    370023103     4193     279143                 SOLE                          279143
GREENLIGHT CAPITAL RE LTD              COM    G4095J109     3494     147625                 SOLE                          147625
HOWARD HUGHES CORP                     COM    44267D107     3782      85628                 SOLE                          85628
ICAHN ENTERPRISES LP                   LP     451100101     3531      98630                 SOLE                          98630
JARDEN CORP                            COM    471109108     856       28650                 SOLE                          28650
LAS VEGAS SANDS CORP                   COM    517834107     1650      38610                 SOLE                          38610
LEUCADIA NATL CORP                     COM    527288104     2403     105653                 SOLE                          105653
LIBERTY MEDIA CORPORATION              COM    530322106     7106      91044                 SOLE                          91044
LIVE NATION ENTERTAINMENT IN           COM    538034109     1772     213225                 SOLE                          213225
MELCO CROWN ENTMT LTD                  COM    585464100     151       15675                 SOLE                          15675
MSC INDL DIRECT INC                    COM    553530106     966       13500                 SOLE                          13500
NOVO-NORDISK A S                       COM    670100205     1546      13410                 SOLE                          13410
NUVEEN FLTNG RTE INCM OPP FD           COM    6706EN100      18       1625                  SOLE                           1625
NUVEEN MUN MKT OPPORTUNITY F           COM    67062W103      19       1400                  SOLE                           1400
PIMCO INCOME OPPORTUNITY FD            COM    72202B100     1375      54600                 SOLE                          54600
PIMCO INCOME STRATEGY FUND             COM    72201H108      8         733                  SOLE                           733
PIMCO INCOME STRATEGY FUND I           COM    72201J104      40       4350                  SOLE                           4350
NOKIA CORP EXP 01-19-13 @7.50          PUT    654902954     1470      4593           PUT    SOLE                           4593
RESEARCH IN MOTION EXP 01-19-13 @35.00 PUT    760975952     2252      1088           PUT    SOLE                           1088
SEARS HLDGS CORP                       COM    812350106     1777      55902                 SOLE                          55902
US GOLD CORPORATION                    COM    912023207     560      166700                 SOLE                          166700
WINTHROP RLTY TR                       COM    976391300     1822     179200                 SOLE                          179200
WISDOMTREE INVTS INC                   COM    97717P104     1829     302350                 SOLE                          302350
WYNN RESORTS LTD                       COM    983134107     994       9000                  SOLE                           9000

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